Current and Deferred Taxes (Details) - Schedule of Effect of Deferred Taxes on Income - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Interests and adjustments	$ 19,679	$ 17,670
Extraordinary charge-offs	38,421	29,613
Assets received in lieu of payment	53	1,223
Property, plant and equipment valuation	6,426	4,708
Allowance for loan losses	219,226	276,364
Provision for expenses	77,149	88,372
Derivatives	275	50
Leased assets	106,230	95,152
Subsidiaries tax losses	1,108	5,570
Right of use assets	27,761	37,070
Others	2,398	9,444
Total deferred tax assets	498,726	565,236
Deferred tax liabilities
Valuation of investments	473	423
Prepaid expenses	3,829	7,285
Valuation provision		3,147
Derivatives	127,080	289,352
Lease obligations	27,433	36,183
Exchange rate adjustments	5,384	8,779
Other	427	17,162
Total deferred tax liabilities	$ 164,626	$ 362,331